Derivative Financial Instruments Counterparty Credit Risk Textual (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative, Collateral [Abstract]
Derivative Asset Cash Collateral Netted	$ 6,040	$ 14,830
Derivative, Collateral, Obligation to Return Cash	$ 6,040	$ 15,220